Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Schedule of Financing Income
Financing income and expenses:

1.         Financing income

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Interest income and consumer price index in Israel in connection to concession project	1,423	1,757	1,948
Interest income	553	70	291
Change in fair value of derivatives, net	1,094	897	494
Consumer price index in Israel for loan	103	-	-
Swap interest	55	-	-
Gain from exchange rate differences, net	-	-	697
Total financing income	3,228	2,724	3,430

Schedule of Financing Expenses
Financing expenses

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Swap interest	-	270	206
Debentures interest and related expenses	2,155	4,696	2,604
Interest on loans	1,518	(*) 2,325	2,330
Consumer price index in Israel for loan	-	102	171
Bank charges and other commissions	576	585	210
Forward loss	-	513	-
Interest on lease liability	494	(*) 341	-
Loss from exchange rate differences, net	2,119	2,045	-
Total financing expenses	6,862	10,877	5,521

(*) Reclassification

Schedule of Operating Costs, Depreciation and Amortization
Operating Costs, Depreciation and Amortization

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Depreciation from fixed assets	2,299	5,744	5,500
Depreciation from Right-of-use assets	320	321	-
Amortization	356	351	316
Professional services	466	663	375
Annual rent	16	9	390
Operating and maintenance services	4,025	5,322	4,942
Insurance	178	344	245
Other	266	300	390
Total operating costs	7,926	13,054	12,158

Schedule of General and Administrative Expenses
General and administrative expenses

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Salaries and related compensation	1,442	1,324	1,016
Professional services	2,057	1,978	2,185
Other	1,013	525	399
Total general and administrative expenses	4,512	3,827	3,600

Schedule of Other Income (Expense), Net
Other income (expense), net

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Other income in connection with the A.R.Z. electricity pumped storage project (see Note 6B)	-	-	73
Compensation from contractor (*)	-	-	811
Other (**)	2,100	(2,100)	-
Total other income (expenses), net	2,100	(2,100)	884

(*) Compensation from EPC and O&M contractor of the Company's Biogas projects in Netherlands due to deficiencies in the operation of these projects.

(**) Indemnification in the amount of up to €2.1 million in connection with the announcement received from GSE, Italy’s energy regulation agency, by one of the Italian Subsidiaries, claiming alleged non-compliance of the installed modules with the required certifications under the applicable regulation and raising the need to examine incentive eligibility implications (the “GSE Claim”). The Company recorded this potential payment as other expenses. In 2020, with the cooperation of the acquirer of the Italian subsidiaries, an appeal was submitted to GSE. Following the positive outcomes of such appeal, the provision for the potential indemnification was cancelled.

Schedule of Revenues
Revenues

	For the year ended December 31
	2020	2019	2018
	€ in thousands
Revenues from the sale of solar electricity	2,577	13,069	12,593
Revenues from the sale of gas and power produced by anaerobic digestion plants	6,002	4,786	4,483
Revenues from concessions project	1,066	1,133	1,041
Total Revenues	9,645	18,988	18,117